Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements
4.
FAIR VALUE MEASUREMENTS

The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1) and the lowest priority to unobservable inputs (level 3). The three levels of the fair value hierarchy under FASB Accounting Standard Codification 820 are described as follows:

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Level 1—Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.
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Level 2—Inputs to the valuation methodology include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means. If the asset or liability has a specified (contractual) term, the level 2 input must be observable for substantially the full term of the asset or liability.
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Level 3—Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset's or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs.

The following tables present information about the Master Trust’s investments measured at fair value on a recurring basis as of December 31, 2025 and 2024, including the fair value measurements and the levels of inputs used in determining those fair values.

	Assets at Fair Value Measurements as of December 31, 2025
Description	Total	Quoted Market Prices for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3) (A)
	(Thousands)
Mutual Funds	$72,250	$72,250	$—	$—
Collective Investment Trusts	755,688	755,688	—	—
Commingled Bonds	13,732	13,732	—	—
Common Stock of PSEG*	12,977	12,977	—	—
Total Investment in Master Trust at Fair Value	$854,647	$854,647	$—	$—

	Assets at Fair Value Measurements as of December 31, 2024
Description	Total	Quoted Market Prices for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3) (A)
	(Thousands)
Mutual Funds	$114,616	$114,616	$—	$—
Collective Investment Trusts	586,491	586,491	—	—
Commingled Bonds	12,349	12,349	—	—
Common Stock of PSEG*	13,270	13,270	—	—
Total Investment in Master Trust at Fair Value	$726,726	$726,726	$—	$—

(A) The Plan's policy is to recognize transfers of investments into or out of Level 3 as of the date of the event or change in circumstances that caused the transfer. For the year ended December 31, 2025, there were no transfers of investments into or out of Level 3. There are no Plan assets requiring the use of Level 3 inputs for the periods presented.

* Permitted party-in-interest transactions.

Following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.

Mutual funds: Valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-end mutual funds that are registered with the U.S. Securities and Exchange Commission. These funds are required to publish their daily net asset value (“NAV”) and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.

Collective Investment Trusts: Have a NAV published daily. The Funds are redeemable daily without restrictions on purchases or redemptions.

Commingled bonds: Have a readily determinable fair value as the funds’ NAV is priced and published daily. The funds are redeemable daily, without restriction, and are, therefore, considered Level 1.

Common Stock of PSEG: Valued at the closing price reported on the active market on which the individual security is traded.